Loans, Impaired Loans and Allowance for Credit Losses -Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	$ 556,899	[1]	$ 508,696
Allowance for credit losses	5,065	[1]	4,327
Carrying value of loans net of ACL	551,834	[1]	504,369
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	253,357		236,916
Allowance for credit losses	678
Carrying value of loans net of ACL	252,679
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	146,768
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	58,532
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	12,661
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,130
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,804
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,665
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,797
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	96,019		89,227
Allowance for credit losses	2,109
Carrying value of loans net of ACL	93,910
Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,726
Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,190
Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,717
Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	10,333
Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,420
Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	17,564
Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,069
Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	116,794
Carrying value of undrawn loan commitments net of ACL	116,794
Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	72,321
Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	16,533
Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,108
Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,301
Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	393
Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	18,138
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	191,038		168,449
Allowance for credit losses	1,065
Carrying value of loans net of ACL	189,973
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,702
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,264
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	90,817
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	93,436
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,819
Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	224,257
Allowance for credit losses	74
Carrying value of undrawn loan commitments net of ACL	224,183
Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,206
Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	4
Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	161,543
Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	59,446
Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,058
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16,485		$ 14,104
Allowance for credit losses	1,213
Carrying value of loans net of ACL	15,271
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,423
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,450
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,429
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,384
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	734
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,064
Stage one exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	241,083
Allowance for credit losses	112
Carrying value of loans net of ACL	240,971
Stage one exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	146,461
Stage one exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	58,154
Stage one exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11,689
Stage one exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,615
Stage one exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	25
Stage one exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	23,139
Stage one exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	87,210
Allowance for credit losses	578
Carrying value of loans net of ACL	86,632
Stage one exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,660
Stage one exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,039
Stage one exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,315
Stage one exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,686
Stage one exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	58
Stage one exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	15,452
Stage one exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	112,312
Carrying value of undrawn loan commitments net of ACL	112,312
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	72,321
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	16,531
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,029
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,631
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	26
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	14,774
Stage one exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	171,957
Allowance for credit losses	132
Carrying value of loans net of ACL	171,825
Stage one exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,050
Stage one exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	87,047
Stage one exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	83,730
Stage one exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	130
Stage one exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	218,140
Allowance for credit losses	41
Carrying value of undrawn loan commitments net of ACL	218,099
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,178
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	159,880
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	56,001
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	81
Stage one exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13,083
Allowance for credit losses	401
Carrying value of loans net of ACL	12,682
Stage one exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,418
Stage one exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,436
Stage one exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,358
Stage one exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,929
Stage one exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	37
Stage one exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,905
Stage two exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	10,477
Allowance for credit losses	206
Carrying value of loans net of ACL	10,271
Stage two exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	307
Stage two exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	378
Stage two exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	972
Stage two exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,515
Stage two exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,779
Stage two exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,526
Stage two exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	7,740
Allowance for credit losses	887
Carrying value of loans net of ACL	6,853
Stage two exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	66
Stage two exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	151
Stage two exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	402
Stage two exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,647
Stage two exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,362
Stage two exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,112
Stage two exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	4,482
Carrying value of undrawn loan commitments net of ACL	4,482
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	79
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	670
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	367
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,364
Stage two exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16,817
Allowance for credit losses	260
Carrying value of loans net of ACL	16,557
Stage two exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	652
Stage two exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,770
Stage two exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9,706
Stage two exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,689
Stage two exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,113
Allowance for credit losses	31
Carrying value of undrawn loan commitments net of ACL	6,082
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	28
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,663
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,445
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	977
Stage two exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,401
Allowance for credit losses	812
Carrying value of loans net of ACL	2,589
Stage two exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5
Stage two exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	14
Stage two exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	71
Stage two exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,455
Stage two exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	697
Stage two exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,159
Stage three exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,797
Allowance for credit losses	360
Carrying value of loans net of ACL	1,437
Stage three exposure [Member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,797
Stage three exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,069
Allowance for credit losses	644
Carrying value of loans net of ACL	425
Stage three exposure [Member] | Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,069
Stage three exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,264
Allowance for credit losses	673
Carrying value of loans net of ACL	1,591
Stage three exposure [Member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,264
Stage three exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	4
Allowance for credit losses	2
Carrying value of undrawn loan commitments net of ACL	2
Stage three exposure [Member] | Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	$ 4

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).